Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reportable Segment Financial Information

(millions of dollars)

	2018
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$9,625	$2,739	$5,166	$4	$17,534
Intersegment transfers	1	3,460	22	(3,483)
Total net sales and intersegment transfers	$9,626	$6,199	$5,188	$(3,479)	$17,534
Segment profit	$1,898	$261	$452		$2,611
Interest expense				$(367)	(367)
Administrative expenses and other				(884)	(884)
Income from continuing operations before income taxes	$1,898	$261	$452	$(1,251)	$1,360
Reportable segment margins	19.7%	4.2%	8.7%
Identifiable assets	$4,071	$5,385	$8,535	$1,143	$19,134
Capital expenditures	70	96	61	24	251
Depreciation	72	89	78	39	278
Amortization	5	97	211	5	318

	2017
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$9,117	$2,155	$3,706	$6	$14,984
Intersegment transfers	6	3,162	22	(3,190)
Total net sales and intersegment transfers	$9,123	$5,317	$3,728	$(3,184)	$14,984
Segment profit	$1,769	$203	$263		$2,235
Interest expense				$(263)	(263)
Administrative expenses and other				(503)	(503)
Income from continuing operations before income taxes	$1,769	$203	$263	$(766)	$1,469
Reportable segment margins	19.4%	3.8%	7.1%
Identifiable assets	$4,359	$5,816	$8,265	$1,460	$19,900
Capital expenditures	69	95	37	22	223
Depreciation	75	92	69	49	285
Amortization	4	61	135	7	207

	2016
	The Americas Group	Consumer Brands Group	Performance Coatings Group	Administrative	Consolidated Totals
Net external sales	$8,377	$1,528	$1,946	$5	$11,856
Intersegment transfers	39	2,775	15	(2,829)
Total net sales and intersegment transfers	$8,416	$4,303	$1,961	$(2,824)	$11,856
Segment profit	$1,606	$301	$257		$2,164
Interest expense				$(154)	(154)
Administrative expenses and other				(415)	(415)
Income from continuing operations before income taxes	$1,606	$301	$257	$(569)	$1,595
Reportable segment margins	19.1%	7.0%	13.1%
Identifiable assets	$2,148	$2,005	$818	$1,782	$6,753
Capital expenditures	100	99	19	21	239
Depreciation	76	47	20	29	172
Amortization	4	5	9	7	25